DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 14, 2018	Jan. 31, 2019	Jun. 21, 2018	Nov. 19, 2015	Mar. 31, 2016	Dec. 31, 2018
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Stock Issued During Period, Shares, New Issues			816,261,781
Payments of Dividends			$ 133,700
Dividends Payable, Amount Per Share			$ 0.6125
Online Gaming [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Disposal of business gross amount				$ 17,500
Proceeds from Collection of Advance to Affiliate				$ 7,500	$ 7,500
Beijing Infinities Interactive Media Co Ltd [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Business Combination, Consideration Transferred	$ 20,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 40,000
Renren SNS [Member]
DECONSOLIDATION OF SUBSIDIARIES [Line Items]
Disposal Group Including Discontinued Operation Related Party						$ 20,000
Proceeds From Related Party Discontinued Operation		$ 3,000				$ 0